Impairment loss on marketable securities and investments in associated companies - Itaunas Drilling, Camburi Drilling, and Sahy Drilling - Impairment of investment in Joint Venture (Details)
$ in Millions
	12 Months Ended
	Dec. 31, 2017 USD ($) drillship	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 841	$ 895	$ 1,285
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Number of newbuilding contracts for drillships | drillship	1
Ownership percentage held by equity method investee (as percent)	70.00%
Ownership interest (as percent)	30.00%
Total impairment of investments	$ 0	$ 13	$ 0